Property and Equipment - Schedule of Property and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 233.7
Depreciation	56.8	$ 53.9
Ending balance	250.7	233.7
Engineering equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	65.2
Ending balance	71.3	65.2
Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	37.6
Ending balance	37.4	37.6
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	107.3
Ending balance	113.9	107.3
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	23.6
Ending balance	28.1	23.6
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	499.5	486.9
Additions	73.3	46.2
Additions arising on acquisitions		11.6
Measurement period adjustment net of acquisition additions	(0.5)
Disposals	76.6	40.9
Impact of foreign exchange	17.3	(4.3)
Ending balance	513.0	499.5
Cost | Engineering equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	128.7	118.4
Additions	26.7	21.5
Additions arising on acquisitions		5.6
Measurement period adjustment net of acquisition additions	(0.6)
Disposals	19.2	15.3
Impact of foreign exchange	2.9	(1.5)
Ending balance	138.5	128.7
Cost | Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	83.6	85.3
Additions	5.8	5.1
Additions arising on acquisitions		0.7
Measurement period adjustment net of acquisition additions	0.2
Disposals	13.2	6.7
Impact of foreign exchange	3.8	(0.8)
Ending balance	80.2	83.6
Cost | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	243.9	242.6
Additions	32.7	15.1
Additions arising on acquisitions		3.3
Measurement period adjustment net of acquisition additions	(0.1)
Disposals	35.3	15.7
Impact of foreign exchange	6.9	(1.4)
Ending balance	248.1	243.9
Cost | Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	43.3	40.6
Additions	8.1	4.5
Additions arising on acquisitions		2.0
Measurement period adjustment net of acquisition additions	0.0
Disposals	8.9	3.2
Impact of foreign exchange	3.7	(0.6)
Ending balance	46.2	43.3
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(265.8)	(246.8)
Depreciation	56.8	53.9
Disposals	(69.3)	(38.5)
Impairment	(0.7)	5.7
Impact of foreign exchange	9.7	(2.1)
Ending balance	(262.3)	(265.8)
Accumulated depreciation | Engineering equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(63.5)	(61.5)
Depreciation	19.3	17.5
Disposals	(17.7)	(14.7)
Impairment	0.0	0.0
Impact of foreign exchange	2.1	(0.8)
Ending balance	(67.2)	(63.5)
Accumulated depreciation | Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(46.0)	(43.2)
Depreciation	6.8	7.2
Disposals	(11.5)	(5.7)
Impairment	(0.3)	1.6
Impact of foreign exchange	1.8	(0.3)
Ending balance	(42.8)	(46.0)
Accumulated depreciation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(136.6)	(122.7)
Depreciation	26.9	26.2
Disposals	(33.4)	(15.6)
Impairment	(0.4)	4.1
Impact of foreign exchange	4.5	(0.8)
Ending balance	(134.2)	(136.6)
Accumulated depreciation | Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(19.7)	(19.4)
Depreciation	3.8	3.0
Disposals	(6.7)	(2.5)
Impairment	0.0	0.0
Impact of foreign exchange	1.3	(0.2)
Ending balance	$ (18.1)	$ (19.7)